Related Parties (Details) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 01, 2021	Oct. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Related Parties (Details) [Line Items]
Outstanding promissory note							$ 0
Warrants price per share						$ 1	1
Shares subject to forfeiture (in Shares)				45,000
Other expenses					$ 0
Business Combination [Member]
Related Parties (Details) [Line Items]
Convertible notes						1,500,000	1,500,000
Sponsor [Member]
Related Parties (Details) [Line Items]
Monthly fee for general and administrative services						10,000	10,000
Other services						$ 30,000	$ 40,000
Founder shares [Member]
Related Parties (Details) [Line Items]
Sponsor received shares of common stock (in Shares)	4,312,500
Common stock value	$ 25,000
Sponsor contributed an aggregate capital				$ 1,437,500
Aggregate shares (in Shares)		2,675,000	45,000
Shares subject to forfeiture (in Shares)		200,000					200,000
Issued and outstanding shares of common stock (in Shares)							2,675,000
Promissory Note [Member]
Related Parties (Details) [Line Items]
Aggregate principal amount	$ 150,000